Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other payables.
Schedule of trade and other payables

	As at December 31,
	2021	2022
	RMB’000	RMB’000
Trade payables (i)
Due to related parties	747,449	442,007
Due to third parties	354,279	311,610
	1,101,728	753,617

Redemption liability (ii, iii)	271,525	243,937
Accrued expenses	209,676	516,240
Security deposits	56,236	160,814
Lease liabilities (Note 17(a))	154,890	91,583
Amounts payable for purchase of shares held for share incentive scheme (Note 26)	88,280	88,280
Other tax payables	44,716	51,913
Amounts due to related parties	431,351	644,900
Service fees refundable	9,809	—
Others	82,722	112,822
	2,450,933	2,664,106

Less: non - current portion
Redemption liability	(128,081)	—
Lease liabilities	(97,473)	(44,553)
Amounts payable for purchase of shares held for share incentive scheme (Note 26)	(88,280)	(88,280)
	(313,834)	(132,833)
	2,137,099	2,531,273